Commitments and Contingencies as Restated (Tables)	12 Months Ended
Dec. 31, 2021
Capital Commitments [Abstract]
Summary of Capital Commitments	The Group had the following capital commitments at the end of the year:
	2021	2020	2019
	US$’000	US$’000	US$’000
Construction in progress	25,897	33,637	2,844